Other Assets(Table)	12 Months Ended
Dec. 31, 2017
Miscellaneous Assets Abstract [Abstract]
Disclosure Of Prepayments And Other Assets Explanatory

Details of other assets as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Other financial assets
Other receivables	￦	4,326,183	￦	6,447,405
Accrued income		1,305,680		1,594,455
Guarantee deposits		1,230,400		1,211,841
Domestic exchange settlement debits		535,237		949,897
Others		25,226		101,909
Less: Allowances for loan losses		(95,629)		(104,813)
Less: Present value discount		(4,762)		(5,679)

Sub-total		7,322,335		10,195,015

Other non-financial assets
Other receivables		17,727		3,640
Prepaid expenses		188,135		153,650
Guarantee deposits		3,934		4,904
Insurance assets		128,146		1,180,980
Separate account assets		866,310		4,119,203
Others		356,380		578,795
Less: Allowances on other asset		(25,182)		(32,018)

Sub-total		1,535,450		6,009,154

Total	￦	8,857,785	￦	16,204,169

Schedule Of Changes In Allowance For Loan Losses On Other Assets

Changes in allowances for loan losses on other assets for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	308,699	￦	23,977	￦	332,676
Written-off		(271,522)		(540)		(272,062)
Provision		2,445		1,745		4,190
Business combination		13,537		—		13,537
Others		42,470		—		42,470

Ending	￦	95,629	￦	25,182	￦	120,811

	2017
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	95,629	￦	25,182	￦	120,811
Written-off		(14,546)		(1,970)		(16,516)
Provision		9,840		1,410		11,250
Business combination		21,293		—		21,293
Others		(7,403)		7,396		(7)

Ending	￦	104,813	￦	32,018	￦	136,831